Revenue - Schedule of Revenue (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Sales of goods – transfer at a point in time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of goods – transfer at a point in time	RM 22,421,335	$ 5,327,758	RM 22,428,825	RM 34,269,482